Debt (Recourse Debt Carrying Amount and Terms) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Recourse Debt Total	$ 3,894	$ 3,754
Recourse Debt Current	0	(25)
Recourse Debt Non Current	$ 3,894	3,729
Revolving Credit Facility [Member] | Recourse Debt | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Credit Facility due 2027
Debt Instrument [Line Items]
Basis spread on variable rate	1.75%
CDI + 7.00% Limited Recourse Debt | Recourse Debt | AES Holdings Brasil
Debt Instrument [Line Items]
Interest Rate	7.00%
Recourse Debt Total	$ 0	25
Unamortized Discounts [Member]
Debt Instrument [Line Items]
Recourse Debt Total	(31)	(36)
Parent Company [Member]
Debt Instrument [Line Items]
Recourse Debt Total	3,894
Parent Company [Member] | Revolving Credit Facility [Member] | Recourse Debt | Senior Variable Rate Term Loan due 2024
Debt Instrument [Line Items]
Recourse Debt Total	200	0
Parent Company [Member] | Revolving Credit Facility [Member] | Recourse Debt | Revolving Credit Facility due 2027
Debt Instrument [Line Items]
Recourse Debt Total	$ 325	365
Parent Company [Member] | 3.30% Senior Notes Due 2025 | Recourse Debt
Debt Instrument [Line Items]
Interest Rate	3.30%
Recourse Debt Total	$ 900	900
Parent Company [Member] | 1.375% Senior Notes Due 2026 | Recourse Debt
Debt Instrument [Line Items]
Interest Rate	1.375%
Recourse Debt Total	$ 800	800
Parent Company [Member] | 3.95% Senior Notes Due 2030 | Recourse Debt
Debt Instrument [Line Items]
Interest Rate	3.95%
Recourse Debt Total	$ 700	700
Parent Company [Member] | 2.45% Senior Notes Due 2031 | Recourse Debt
Debt Instrument [Line Items]
Interest Rate	2.45%
Recourse Debt Total	$ 1,000	1,000
Parent Company [Member] | Senior Variable Rate Term Loan due 2024 | Recourse Debt | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate	1.125%
Parent Company [Member] | Unamortized Discounts [Member]
Debt Instrument [Line Items]
Recourse Debt Total	$ (31)	$ (36)